Acquisitions and Other - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - CAD ($)	Jan. 05, 2021	Jul. 01, 2020
Crescent
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 341,000,000
Net liabilities	(119,000,000)
Total identifiable net assets at fair value	222,000,000
Non-controlling interest	(317,000,000)
Goodwill arising on acquisition	409,000,000
Total consideration	314,000,000
Contingent consideration	$ 6,000,000
InfraRed
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 357,000,000
Net assets		97,000,000
Deferred tax liabilities		(67,000,000)
Total identifiable net assets at fair value		387,000,000
Financial liability		(129,000,000)
Goodwill arising on acquisition		288,000,000
Total consideration		546,000,000
Contingent consideration		29,000,000
InfraRed | Non-contractual customer Relationships
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition		$ 288,000,000